LEASE (Other information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Lease
Operating cash flows from operating leases	$ 2,656	¥ 18,491
ROU assets obtained in exchange for new operating liabilities lease	$ 33,743	¥ 234,915
Weighted-average remaining lease term (in years)	4 years	4 years
Weighted-average discount rate	4.87%	4.87%